Acquisitions	12 Months Ended
Dec. 31, 2021
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Acquisitions

Note 29: Acquisitions
Acquisitions primarily comprise the purchase of businesses that are integrated into existing operations to broaden the Company’s range of offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the dates of acquisition. Acquisitions also included investments in equity method investments and asset acquisitions.
Acquisition activity
The Company acquired two intangible assets in 2021
and two businesses in 2020
. The related consideration was as follows:

	Year ended December 31,

	2021	2020

	Cash Consideration
Businesses acquired	-	166
Less: Cash acquired	-	(4)
Businesses acquired, net of cash	-	162
Investments in businesses	12	1
Asset acquisitions (1)	3	-
Contingent consideration payments	3	4
	18	167
(1)
Includes an acquisition of an intangible asset for $23 million, of which $2 million was paid in cash and $21 million was recorded as a liability, most of which is long-term.
The following describes the acquisitions completed during
2020
:

Date	Company	Acquiring Segments	Description
March 2020	Pondera Solutions	Legal Professionals	A provider of technology and advanced analytics to combat fraud, waste and abuse in healthcare and large government programs.
August 2020	CaseLines, now known as Case Center	Legal Professionals	A provider of a cloud-based, evidence sharing platform that allows courts, law enforcement, prosecutors and legal practitioners to digitally collaborate, share and participate in virtual and physical court proceedings.
Purchase price allocation
Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations.

Year ended December 31,

2020
Cash and cash equivalents	4
Trade receivables	4
Prepaid expenses and other current assets	1
Current assets	9
Computer software	25
Other identifiable intangible assets	23
Total assets	57
Payables and accruals	(7)
Deferred revenue	(6)
Other financial liabilities	(2)
Current liabilities	(15)
Provisions and other non-current liabilities	(2)
Deferred tax	(7)
Total liabilities	(24)
Net assets acquired	33
Goodwill	133
Total	166
The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. For the acquisitions completed in 2020, approximately half of the goodwill is expected to be deductible for tax purposes.
Acquisition transactions were completed by acquiring all equity interests or the net assets of the acquired business.
Other
The annualized revenues and operating profit of acquired businesses were not material to the Company’s results of operations.